Goodwill and Other Intangible Assets - Summary of Terminal Growth Rate and Curresponding Breakeven Discount Rate (Detail) - Cash-generating units [member]	Dec. 31, 2018
Retail [member]
Disclosure of goodwill allocated to CGUs [line items]
Terminal Growth Rate	2.50%
Breakeven Discount Rate	8.30%
Potash [member]
Disclosure of goodwill allocated to CGUs [line items]
Terminal Growth Rate	2.50%
Breakeven Discount Rate	13.10%
Nitrogen [member]
Disclosure of goodwill allocated to CGUs [line items]
Terminal Growth Rate	2.00%
Breakeven Discount Rate	12.80%
Phosphate and Sulfate [member]
Disclosure of goodwill allocated to CGUs [line items]
Terminal Growth Rate	2.00%
Breakeven Discount Rate	11.20%